Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
								Fair Value
	CASH, OTHER ASSETS AND LIABILITIES - NET - 100.0%							$ 262,068,392
	TOTAL NET ASSETS - 100.0%							$ 262,068,392

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$ 89,000,000	$ (3,450,984)	To Sell Protection - CDX HY CDSI S35 5Y PRC, pays Quarterly	BNP	12/20/2025	Receive	5.00%	$ (7,593,529)	$ (4,142,545)
							$ (7,593,529)	$ (4,142,545)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

	TOTAL RETURN SWAPS **
Security			Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares			8,909,893	$ 69,408,064	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$ (94,760)
BlackRock High Yield Bond Fund - Institutional Class			12,844,379	99,929,266	3-Mth USD_LIBOR + 300 bps	5/3/2021	Goldman Sachs	(327,311)
Mainstay MacKay High Yield Corporate Bond Fund - Institutional Class			13,852,020	77,848,352	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	(109,988)
Vanguard High Yield - Institutional Class			5,356,618	32,032,578	3-Mth USD_LIBOR + 185 bps	6/5/2023	Barclays	(45,285)
	Total							$ (577,344)

** The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares			Fair Value

	MUTUAL FUNDS - 98.0%
	DEBT FUNDS - 98.0%
1,610,301	American Century High-Yield Municipal Fund - Institutional Class		$ 16,489,484
2,777,890	BlackRock High Yield Municipal Fund - Institutional Class		28,695,599
1,234,721	Northern High Yield Municipal Fund - Institutional Class		11,211,270
3,476,896	PIMCO High Yield Municipal Bond Fund - Institutional Class		34,004,046
5,448,182	Pioneer High Income Municipal Fund - Institutional Class		39,935,174
694,951	Western Asset Municipal High Income Fund - Institutional Class		10,042,037
	TOTAL MUTUAL FUNDS (Cost - $131,094,225)		140,377,610

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUNDS - 1.8%
2,120,821	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.01% +	2,121,245
115,130	JP Morgan Municipal Money Market Fund - Institutional Class	0.01% +	115,130
365,606	JP Morgan Tax Free Money Market Fund - Institutional Class	0.01% +	365,606
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,601,981)		2,601,981

	TOTAL INVESTMENTS - 99.8% (Cost - $133,696,206)		$ 142,979,591
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.2%		287,194
	TOTAL NET ASSETS - 100.0%		$ 143,266,785

+ Variable rate security. 7 day yield as of January 31, 2021.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares					Fair Value
	COMMON STOCK - 42.7%
	ASSET MANAGEMENT - 0.9%
622,797	Itausa SA				$ 1,211,430

	AUTOMOTIVE - 0.5%
36,576	Daimler AG (ADRS)				644,835

	BANKING - 3.3%
25,609	Bank of Nova Scotia				1,367,203
53,968	Industrial & Commercial Bank of China Ltd. (ADRS)				687,930
17,471	KBC Group NV * (ADRS)				606,943
15,115	Royal Bank of Canada				1,224,629
124,366	Svenska Handelsbanken AB * (ADRS)				616,855
					4,503,560
	BIOTECH & PHARMA - 1.0%
7,117	Novartis AG (ADRS)				643,875
9,523	Novo Nordisk A/S (ADRS)				662,801
					1,306,676
	CHEMICALS - 1.0%
26,362	Nutrien Ltd.				1,299,682

	COMMERCIAL SUPPORT SERVICES - 0.9%
28,300	Recruit Holdings Co Ltd.				1,227,743

	CONSTRUCTION MATERIALS - 0.9%
837,000	Taiwan Cement Corp.				1,200,091

	ELECTRIC UTILITIES - 1.9%
223,293	CPFL Energia SA				1,271,929
161,619	Engie Brasil Energia SA				1,277,322
					2,549,251
	FOOD - 1.9%
297,449	JBS SA				1,316,245
529,000	Uni-President Enterprises Corp.				1,284,600
					2,600,845
	GAS & WATER UTILITIES - 0.8%
154,125	Cia de Saneamento Basico do Estado de Sao Paulo				1,152,603

	HEALTH CARE FACILITIES & SERVICES - 0.4%
15,026	Fresenius Medical Care AG & Co. KGaA (ADRS)				605,097

	HOME CONSTRUCTION - 1.0%
59,500	Iida Group Holdings Co. Ltd.				1,311,108

	INDUSTRIAL SUPPORT SERVICES - 0.8%
18,562	Ritchie Bros Auctioneers, Inc.				1,097,199

	INSURANCE - 1.4%
56,037	China Life Insurance Co. Ltd. (ADRS)				596,234
72,506	Hana UBS Global REITs Fund of Funds *				1,311,686
					1,907,920
	INTERNET MEDIA & SERVICES - 2.5%
8,928	Baidu, Inc. * (ADRS)				2,098,259
44,700	Kakaku.com, Inc.				1,293,672
					3,391,931
	METALS & MINING - 1.1%
34,800	Sumitomo Metal Mining Co. Ltd.				1,510,399

	OIL & GAS PRODUCERS - 2.4%
348,200	ENEOS Holdings, Inc.				1,409,163
250,778	Petroleo Brasileiro SA				1,261,756
17,008	Royal Dutch Shell PLC (ADRS)				627,425
					3,298,344
	RETAIL - CONSUMER STAPLES - 2.2%
38,019	Alimentation Couche-Tard, Inc.				1,160,704
22,746	Koninklijke Ahold Delhaize NV (ADRS)				656,450
25,450	Loblaw Cos Ltd.				1,230,214
					3,047,368
	RETAIL - DISCRETIONARY - 0.9%
9,868	Canadian Tire Corp Ltd.				1,280,843

	SEMICONDUCTORS - 1.1%
18,100	Advantest Corp.				1,433,201

	SOFTWARE - 1.0%
10,651	Check Point Software Technologies Ltd. *				1,360,559

	STEEL - 2.6%
296,040	Cia Siderurgica Nacional SA				1,648,899
5,705	POSCO				1,252,081
38,495	Tenaris SA (ADRS)				595,133
					3,496,113
	TECHNOLOGY HARDWARE - 1.3%
436,000	Hon Hai Precision Industry Co. Ltd.				1,736,059

	TECHNOLOGY SERVICES - 1.0%
17,291	CGI, Inc. *				1,387,395

	TELECOMMUNICATIONS - 6.0%
35,539	Deutsche Telekom AG (ADRS)				635,437
590,000	Far EasTone Telecommunications Co. Ltd.				1,264,173
43,600	KDDI Corp.				1,282,243
49,680	Quebecor, Inc.				1,190,033
34,448	Singapore Telecommunications Ltd. (ADRS)				610,763
156,561	Telefonica Brasil SA				1,294,698
26,732	Telkom Indonesia Persero Tbk PT (ADRS)				601,737
509,280	TIM SA/Brazil				1,243,409
					8,122,493
	TRANSPORTATION & LOGISTICS - 0.9%
7,460	Hyundai Glovis Co. Ltd.				1,267,120

	WHOLESALE - CONSUMER STAPLES - 1.9%
46,400	ITOCHU Corp.				1,328,468
51,800	Mitsubishi Corp.				1,309,905
					2,638,373
	WHOLESALE - DISCRETIONARY - 1.1%
36,800	Toyota Tsusho Corp.				1,435,866

	TOTAL COMMON STOCK (Cost - $60,864,229)				58,024,104

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 16.0%
	U.S. TREASURY BILL** - 16.0%	$ 10,000,000	0.13%	2/15/2023	10,254,297
		11,000,000	1.01%	2/15/2030	11,463,633

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $21,525,784)				21,717,930

	TOTAL INVESTMENTS - 58.7% (Cost - $82,390,013)				$ 79,742,034
	CASH, OTHER ASSETS AND LIABILITIES - NET - 41.3%				56,187,189
	TOTAL NET ASSETS - 100.0%				$ 135,929,223

* Non-Income producing security
** Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of January 31, 2021.
ADRS - American Depositary Receipts
PLC - Public Limited Company

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
A.P. Moller - Maersk A/S	659	$ 9,088,042	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	$ 230,206
Advanced Info Service Pcl	215,900	1,306,431	1-Mth LIBOR +.90%	6/30/2021	Societe Generale	(64,476)
Anhui Conch Cement Co. Ltd.	185,000	9,690,758	1-Mth HIBOR +.75%	6/30/2021	Societe Generale	(1,190,008)
Arca Continental S.A.B. De C.V.	256,028	1,310,710	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	150,872
Astra International Tbk Pt	3,073,700	1,478,697	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(139,739)
Bangkok Bank Pcl	303,700	1,275,770	1-Mth LIBOR +0.75%	6/30/2021	Societe Generale	(122,940)
Bim Birlesik Magazalar A.S.	151,818	11,713,366	1-Mth LIBOR +0.00%	1/31/2022	Goldman Sachs	120,507
Changjiang Securities Co. Ltd.	913,200	1,198,898	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(104,037)
China Galaxy Securities Co. Ltd.	1,849,500	9,598,218	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(998,043)
China Life Insurance Co. Ltd. - H Shares	261,000	4,674,039	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(377,979)
China Shenhua Energy Co. Ltd.	643,500	10,144,663	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(891,133)
Cimb Group Holdings Berhad	1,452,700	1,460,797	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(80,873)
Citic Securities Co. Ltd.	524,500	10,180,840	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(1,232,870)
Commerzbank Aktiengesellschaft	189,654	1,070,123	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	37,305
Cosco Shipping Holdings Co. Ltd.	1,223,500	13,666,919	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(4,062,444)
Daimler Ag	9,114	522,376	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(8,936)
Deutsche Telekom Ag	35,841	544,884	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	21,820
Falabella Sa	344,958	1,292,567	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(117,550)
Fresenius Medical Care Ag & Co. Kgaa	7,518	519,972	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	21,517
Gea Group Aktiengesellschaft	36,236	1,100,324	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	80,169
Genting Singapore Ltd.	1,957,600	1,711,961	1-Mth SOR +0.75%	6/30/2021	Societe Generale	(38,213)
Grupo Bimbo, S.A.B. De C.V.	582,800	1,278,314	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	185,613
H & M Hennes & Mauritz Ab (Publ)	56,842	10,004,965	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(20,179)
Heidelbergcement Ag	17,154	1,160,319	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	137,716
Hellenic Telecommunications Organization S.A.	79,808	1,054,216	1-Mth EURIBOR +0.85%	1/13/2022	Goldman Sachs	117,289
Huaxin Cement Co. Ltd.	322,704	1,062,440	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(80,929)
Husqvarna Aktiebolag	119,520	13,406,319	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	122,255
Industrial & Commercial Bank Of China Ltd.	1,053,000	5,315,489	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(103,139)
Kbc Group	8,433	515,523	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	34,865
Kimberly-Clark De Mexico, S.A.B. De C.V.	755,755	1,351,366	1-Mth LIBOR +0.50%	1/13/2022	Goldman Sachs	34,024
Koninklijke Ahold Delhaize N.V.	22,396	544,590	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	19,694
Koninklijke Kpn N.V.	434,883	1,136,741	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	19,904
Kuehne + Nagel International Ag	5,654	1,169,869	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	23,964
Lundin Energy Ab	46,560	11,568,866	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	112,214
Metallurgical Corp Of China Ltd.	2,689,000	1,361,485	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(185,360)
MSCI ACWI U	270,660	14,993,427	1-Mth LIBOR + 0.30%	6/1/2021	Barclays	(599,347)
Naturgy Energy Group Sa	52,416	1,074,565	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(51,558)
New China Life Insurance Co. Ltd.	284,400	8,908,727	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	(675,347)
Novartis Ag	7,150	595,057	1-Mth LIBOT +0.40%	1/13/2022	Goldman Sachs	21,521
Novo Nordisk A/S	9,592	4,159,085	1-Mth CIBOR +0.40%	1/13/2022	Goldman Sachs	12,862
Orion Oyj	27,199	1,032,390	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	3,773
Proximus	62,274	1,063,055	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(23,465)
Pt Gudang Garam Tbk	406,200	1,191,419	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(97,097)
Pt United Tractors	804,800	1,498,526	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(185,268)
Ptt Exploration & Production Pcl	381,000	1,429,008	1-Mth LIBOR +0.90%	6/30/2021	Societe Generale	(110,175)
Public Bank Bhd	1,409,500	1,495,029	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(34,107)
Randstad N.V.	20,442	1,134,594	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	100,186
Royal Dutch Shell Plc	33,339	493,357	1-Mth LIBOR +0.40%	1/13/2022	Goldman Sachs	64,955
Saic Motor Corp Ltd.	320,200	1,245,757	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(156,147)
Securitas Ab	75,989	536,832	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	42,165
Singapore Exchange Ltd	184,400	1,849,698	1-Mth SOR +0.75%	6/30/2021	Societe Generale	(24,138)
Singapore Telecommunication	349,300	867,044	1-Mth SOR +0.75%	6/30/2021	Societe Generale	(42,696)
Supermax Corp Bhd	625,900	1,103,470	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(50,631)
Svenska Handelsbanken Ab	60,400	5,177,995	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	14,048
Swedish Match Ab	16,050	10,203,823	1-Mth STIBOR +0.40%	1/13/2022	Goldman Sachs	(19,543)
Telenor Asa	74,103	10,813,006	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	33,871
Telkom Indonesia Persero Tbk P	2,729,000	675,597	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(69,503)
Tenaris S.A.	75,989	536,832	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	58,465
United Internet Ag	31,798	1,138,483	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	(1,884)
Weichai Power Co. Ltd.	524,000	10,423,051	1-Mth HIBOR +0.75%	6/30/2021	Societe Generale	1,576,549
Wolters Kluwer N.V.	15,395	1,073,099	1-Mth EURIBOR +0.40%	1/13/2022	Goldman Sachs	23,529
Wuhu Sanqi Interactive Enterta	328,176	1,703,250	1-Mth LIBOR +1.00%	6/30/2021	Societe Generale	(58,153)
Yara International Asa	30,736	11,786,469	1-Mth NIBOR +0.40%	1/13/2022	Goldman Sachs	(60,740)
Total						$ (8,656,789)
* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2021
Shares					Fair Value
	COMMON STOCK - 52.1%
	ADVERTISING & MARKETING- 1.7%
37,551	Interpublic Group of Cos., Inc.				$ 903,853
13,419	Omnicom Group, Inc.				837,077
					1,740,930
	AEROSPACE & DEFENSE - 2.3%
5,594	General Dynamics Corp.				820,528
5,205	Huntington Ingalls Industries, Inc.				818,903
11,660	Raytheon Technologies Corp.				778,072
					2,417,503
	APPAREL & TEXTILE PRODUCTS - 0.9%
59,885	Hanesbrands, Inc.				915,642

	BANKING - 1.1%
2,046	JPMorgan Chase & Co.				263,259
66,754	People's United Financial, Inc.				911,860
					1,175,119
	BIOTECH & PHARMA - 3.5%
8,073	AbbVie, Inc.				827,321
14,070	Gilead Sciences, Inc.				922,992
1,541	Johnson & Johnson				251,383
10,554	Merck & Co., Inc.				813,397
21,942	Pfizer, Inc.			`	787,718
					3,602,811
	CHEMICALS - 2.5%
22,461	CF Industries Holdings, Inc.				929,436
15,663	Dow, Inc.				812,910
9,864	LyondellBasell Industries NV				845,937
					2,588,283
	CONTAINERS & PACKAGING - 1.6%
74,409	Amcor PLC				814,034
16,898	International Paper Co.				850,138
					1,664,172
	DIVERSIFIED INDUSTRIALS - 1.7%
4,841	3M Co.				850,370
10,999	Emerson Electric Co.				872,771
					1,723,141
	E-COMMERCE DISCRETIONARY - 1.8%
571	Amazon.com, Inc. *				1,830,740

	ELECTRIC UTILITIES - 4.1%
9,006	Duke Energy Corp.				846,564
13,638	Edison International				793,186
31,649	FirstEnergy Corp.				973,523
29,628	PPL Corp.				819,807
14,035	Southern Co.				826,942
					4,260,022
	ENTERTAINMENT CONTENT- 0.2%
1,520	Walt Disney Co. *				255,618

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2021
Shares					Fair Value
	COMMON STOCK - 52.1% (Continued)
	FOOD - 1.6%
13,481	Kellogg Co.				$ 794,570
25,951	Kraft Heinz Co.				869,618
					1,664,188
	HEALTH CARE FACILITIES & SERVICES - 0.8%
15,476	Cardinal Health, Inc.				831,525

	HOME & OFFICE PRODUCTS - 1.7%
19,649	Leggett & Platt, Inc.				805,609
39,980	Newell Brands, Inc.				960,320
					1,765,929
	HOUSEHOLD PRODUCTS - 0.2%
1,995	Procter & Gamble Co.				255,779

	INSURANCE - 0.8%
11,011	Prudential Financial, Inc.				861,941

	INTERNET MEDIA & SERVICES - 1.8%
411	Alphabet, Inc. *				751,045
3,192	Facebook, Inc. *				824,589
562	Netflix, Inc. *				299,203
					1,874,837
	LEISURE PRODUCTS - 0.8%
9,298	Hasbro, Inc.				872,338

	MEDICAL EQUIPMENT & DEVICES - 0.3%
545	Thermo Fisher Scientific, Inc.				277,787

	OIL & GAS PRODUCERS - 4.3%
21,574	Exxon Mobil Corp.				967,378
58,358	Kinder Morgan, Inc.				821,681
23,182	ONEOK, Inc.				923,339
15,293	Valero Energy Corp.				862,984
39,615	Williams Cos, Inc.				841,026
					4,416,408
	RETAIL - CONSUMER STAPLES - 1.1%
21,740	Walgreens Boots Alliance, Inc.				1,092,435

	RETAIL - DISCRETIONARY- 1.1%
8,702	Genuine Parts Co.				816,944
1,048	Home Depot, Inc.				283,819
					1,100,763
	SEMICONDUCTORS - 0.9%
549	Broadcom, Inc.				247,325
852	NVIDIA Corp.				442,691
1,557	QUALCOMM, Inc.				243,328
					933,344
	SOFTWARE - 2.8%
619	Adobe, Inc. *				283,979
10,275	Microsoft Corp.				2,383,389
982	salesforce.com, Inc. *				221,500
					2,888,868
	TECHNOLOGY HARDWARE - 5.5%
22,841	Apple, Inc.				3,014,098
76,115	Hewlett Packard Enterprise Co.				939,259
14,366	Seagate Technology PLC				949,880
37,735	Xerox Holdings Corp.				793,567
					5,696,804

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2021
Shares					Fair Value
	COMMON STOCK - 52.1% (Continued)
	TECHNOLOGY SERVICES - 2.8%
6,827	International Business Machines Corp.				$ 813,164
1,220	Mastercard, Inc.				385,874
1,607	PayPal Holdings, Inc. *				376,536
2,329	Visa, Inc.				450,079
37,819	Western Union Co.				842,229
					2,867,882
	TELECOMMUNICATIONS - 2.5%
29,346	AT&T, Inc.				840,176
80,340	Lumen Technologies,. Inc.				994,609
14,017	Verizon Communications, Inc.				767,431
					2,602,216
	TOBACCO & CANNABIS - 1.7%
21,122	Altria Group, Inc.				867,692
11,160	Philip Morris International, Inc.				888,894
					1,756,586

	TOTAL COMMON STOCK (Cost - $49,710,259)				53,933,611

	EXHANGE TRADED FUNDS - 17.4%
	EQUITY FUNDS - 17.4%
49,618	iShares Core S&P Small-Cap ETF				4,841,228
113,170	Schwab International Small-Cap Equity ETF				4,232,558
35,050	Vanguard FTSE All World ex-US Small-Cap ETF				4,243,153
23,616	Vanguard Small-Cap ETF				4,689,902
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,561,742)				18,006,841

	REITS - 2.9%
31,566	Iron Mountain, Inc.				1,062,827
10,036	Simon Property Group, Inc.				932,645
14,533	SL Green Realty Corp.				980,687
	TOTAL REITS (Cost - $2,242,130)				2,976,159

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 8.8%
	U.S. TREASURY BILL** - 8.8%	$ 8,700,000	1.50%	2/15/2030	9,066,691

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $9,141,089)				9,066,691

	TOTAL INVESTMENTS - 81.2% (Cost - $73,655,220)				$ 83,983,302
	CASH, OTHER ASSETS AND LIABILITIES - NET - 18.8%				19,435,614
	TOTAL NET ASSETS - 100.0%				$ 103,418,916

* Non-income producing security
** Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of January 31, 2021.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PLC - Public Limited Company
S&P - Standard and Poor's

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2021
Total Return Swaps *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
iShares IBOXX High Yield Corporate Bond	143,884	$ 12,561,073	1-Mth LIBOR + 30 bps	4/9/2021	Barclays	$ (51,663)
iShares Preferred & Income - Institutional Class	235,249	9,059,439	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	(158,960)
SPDR BBG BARC Convertible - Institutional Class	219,762	18,194,096	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	388,618
Total						$ 177,995

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Funds

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$ -	$ 4,719,889	$ -	$ 4,719,889
Total	$ -	$ 4,719,889	$ -	$ 4,719,889

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 140,377,610	$ -	$ -	$ 140,377,610
Short Term Investments	2,601,981	-	-	2,601,981
Total	$ 142,979,591	$ -	$ -	$ 142,979,591

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,024,104	$ -	$ -	$ 58,024,104
U.S. Government Obligations	-	21,717,930	-	21,717,930
Total	$ 58,024,104	$21,717,930	$ -	$ 79,742,034

Derivatives
Swaps *	$ -	$ 3,421,858	$ -	$ 3,421,858
Total	$ -	$ 3,421,858	$ -	$ 3,421,858

Liabilities
Derivatives
Swaps *	$ -	$12,078,647	$ -	$ 12,078,647
Total	$ -	$12,078,647	$ -	$ 12,078,647

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 53,933,611	$ -	$ -	$ 53,933,611
Exchange Traded Funds	18,006,841	-	-	18,006,841
REITS	2,976,159	-	-	2,976,159
U.S. Government Obligations	-	9,066,691	-	9,066,691
Total	$ 74,916,611	$ 9,066,691	$ -	$ 83,983,302

Derivatives
Swaps *	$ -	$ 388,618	$ -	$ 388,618
Total	$ -	$ 388,618	$ -	$ 388,618
Liabilities
Derivatives
Swaps *	$ -	$ 210,623	$ -	$ 210,623
Total	$ -	$ 210,623	$ -	$ 210,623

The Funds did not hold any Level 3 securities during the period.

* Net unrealized gain (loss) of swap contracts is reported in the above table.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2021, were as follows:

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Redwood Managed Volatility Fund	$ -	$ -	$ -	$ -
Redwood Managed Municipal Income Fund	133,696,206	9,283,385	-	9,283,385
Redwood AlphaFactor® International Fund	82,390,013	478,851	(3,126,830)	(2,647,979)
Redwood Systematic Macro Trends ("SMarT") Fund	73,685,987	11,205,334	(908,019)	10,297,315

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

agreement in the event of the default or bankruptcy of a swap counterparty.  The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.